Note 13 - Segment Information (Details Textual)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Number of Reportable Segments	2
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage	17.00%	16.00%	14.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage	11.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk, Percentage	25.00%	24.00%